Employee Benefit Plans - Contributions (Details) - Compensation - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Employee benefit plans
Contributions expensed	$ 1,142	$ 825	$ 3,384	$ 3,140	$ 4,019	$ 2,199
401(k) Plan
Employee benefit plans
Contributions expensed	1,010	651	2,768	2,386	3,053	1,604
Profit Share Plan
Employee benefit plans
Contributions expensed		62	220	438	539	416
Provident Plan
Employee benefit plans
Contributions expensed	$ 132	$ 112	$ 396	$ 316	$ 427	$ 179